Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net operating revenue	$ 627,871	$ 592,253	$ 785,458
Cost of services:
Salaries and related costs	336,496	306,471	414,492
Rent, clinic supplies, contract labor and other	180,932	166,144	170,516
Provision for doubtful accounts	16,369	16,231	22,191
Total cost of services	533,797	488,846	607,199
Selling, general and administrative expenses	111,809	104,320	119,221
Goodwill and intangible asset impairment charges	962,303	0	0
Operating (loss) income	(980,038)	(913)	59,038
Change in fair value of warrant liability (Note 13)	(22,595)	0	0
Change in fair value of contingent common shares liability (Note 14)	(175,140)	0	0
Loss on settlement of redeemable preferred stock	14,037	0	0
Interest expense, net	46,320	69,291	76,972
Interest expense on redeemable preferred stock	10,087	19,031	15,511
Other expense (income), net	241	(91,002)	825
(Loss) income before taxes	(852,988)	1,767	(34,270)
Income tax (benefit) expense	(70,960)	2,065	(44,019)
Net (loss) income	(782,028)	(298)	9,749
Net (loss) income attributable to non-controlling interest	(3,700)	5,073	4,400
Net (loss) income attributable to ATI Physical Therapy, Inc.	$ (778,328)	$ (5,371)	$ 5,349
(Loss) earnings per share of Class A common stock:
Basic (in dollars per share)	$ (4.69)	$ (0.04)	$ 0.04
Diluted (in dollars per share)	$ (4.69)	$ (0.04)	$ 0.04
Weighted average shares outstanding:
Basic (in shares)	165,805	128,286	128,286
Diluted (in shares)	165,805	128,286	128,286
Net patient revenue
Net operating revenue	$ 561,080	$ 529,585	$ 717,596
Other revenue
Net operating revenue	$ 66,791	$ 62,668	$ 67,862